Details of Significant Accounts - Summary of Property, Plant and Equipment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		$ 158,245	$ 153,835
Additions		5,266	42,070
Disposals		(1,587)	(9)
Reclassifications		(83,285)	1,435
Transfer (Note 2)		71	143
Depreciation charges		(16,865)	(39,315)
Net exchange differences		(164)	86
Property, plant and equipment, ending balance	$ 2,062	61,683	158,245
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		274,177	274,715
Property, plant and equipment, ending balance	5,595	167,363	274,177
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		(115,932)	(120,880)
Property, plant and equipment, ending balance	(3,533)	(105,680)	(115,932)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		14,962	14,962
Property, plant and equipment, ending balance	500	14,962	14,962
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		14,962	14,962
Property, plant and equipment, ending balance	500	14,962	14,962
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		23,516	24,172
Depreciation charges		(656)	(656)
Property, plant and equipment, ending balance	764	22,860	23,516
Buildings | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		29,532	29,532
Property, plant and equipment, ending balance	987	29,532	29,532
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		(6,016)	(5,360)
Property, plant and equipment, ending balance	(223)	(6,672)	(6,016)
Testing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		52,931	14,937
Additions		4,379	34,802
Disposals		(1,041)	(9)
Reclassifications		(36,315)	9,114
Transfer (Note 2)		71	143
Depreciation charges		(4,139)	(6,143)
Net exchange differences		(40)	87
Property, plant and equipment, ending balance	530	15,846	52,931
Testing Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		82,584	40,708
Property, plant and equipment, ending balance	1,348	40,307	82,584
Testing Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		(29,653)	(25,771)
Property, plant and equipment, ending balance	(818)	(24,461)	(29,653)
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		6,056	6,052
Additions		281	1,318
Disposals		(28)
Reclassifications			1,847
Depreciation charges		(2,998)	(3,157)
Net exchange differences		(40)	(4)
Property, plant and equipment, ending balance	109	3,271	6,056
Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		19,878	18,329
Property, plant and equipment, ending balance	624	18,675	19,878
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		(13,822)	(12,777)
Property, plant and equipment, ending balance	(515)	(15,404)	(13,822)
Transportation Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Additions		120
Depreciation charges		(23)
Net exchange differences		0
Property, plant and equipment, ending balance	3	97
Transportation Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	4	120
Transportation Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	(1)	(23)
Leasehold Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		46,970	74,489
Reclassifications		(46,970)	(7,679)
Depreciation charges			(19,840)
Property, plant and equipment, ending balance			46,970
Leasehold Assets | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		50,013	98,170
Property, plant and equipment, ending balance			50,013
Leasehold Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		(3,043)	(23,681)
Property, plant and equipment, ending balance			(3,043)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		13,810	19,223
Additions			5,950
Disposals		(518)
Reclassifications			(1,847)
Depreciation charges		(9,049)	(9,519)
Net exchange differences		(82)	3
Property, plant and equipment, ending balance	156	4,647	13,810
Leasehold Improvements | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		77,208	73,014
Property, plant and equipment, ending balance	2,132	63,767	77,208
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance		(63,398)	(53,791)
Property, plant and equipment, ending balance	$ (1,976)	$ (59,120)	$ (63,398)